Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 11,432	$ 5,275	$ 209,484	$ 14,482	$ 265,747	$ 93,664
COST OF GOODS SOLD	4,058	4,143	148,701	7,840	182,519	43,762
GROSS PROFIT	7,374	1,132	60,783	6,642	83,228	49,902
SELLING, GENERAL AND ADMINISTRATIVE
Research and development	56,684	48,282	224,405	147,324	329,452	210,706
Professional fees	94,014	247,423	538,188	573,309	818,698	268,223
Sales and marketing expenses	165,414	260,832	570,666	498,583	1,041,575	197,372
Share based compensation	2,625,571		3,204,382		3,223,674	311,919
General and administrative expenses	1,083,778	1,177,077	3,628,337	2,292,775	3,326,306	1,831,170
TOTAL SELLING, GENERAL AND ADMINISTRATIVE	4,025,461	1,733,614	8,165,978	3,511,991	8,739,705	2,819,390
LOSS FROM OPERATIONS	(4,018,087)	(1,732,482)	(8,105,195)	(3,505,349)	(8,656,477)	(2,769,488)
OTHER INCOME (EXPENSE):
Interest expense	(703,232)	(68,357)	(2,589,486)	(182,574)	(467,849)	(29,474)
Amortization of debt discount					(89,787)
Loss on disposal of assets						(4,067)
Other income	347		7,252		1,110
Gain on forgiveness of paycheck protection loan				112,338	112,338
Change in fair market value of derivative liabilities	284,289		1,375,048
Gain on settlement of derivatives			201,097
Foreign currency transaction gain (loss)	(70)		924		(21)
TOTAL OTHER EXPENSE	(418,666)	(68,357)	(1,005,165)	(70,236)	(444,209)	(33,541)
LOSS BEFORE INCOME TAXES	(4,436,753)	(1,800,839)	(9,110,360)	(3,575,585)	(9,100,686)	(2,803,029)
PROVISION FOR INCOME TAXES
NET LOSS	(4,436,753)	(1,800,839)	(9,110,360)	(3,575,585)	(9,100,686)	(2,803,029)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	1,338		16		(3,990)
TOTAL COMPREHENSIVE LOSS	$ (4,435,415)	$ (1,800,839)	$ (9,110,344)	$ (3,575,585)	$ (9,104,676)	$ (2,803,029)
NET LOSS PER COMMON SHARE
Net loss per common share, basic (in Dollars per share)	$ (3.58)	$ (5.19)	$ (10.69)	$ (10.3)	$ (25.21)	$ (8.88)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Weighted average number of common shares outstanding, basic (in Shares)	1,240,094	347,333	853,133	347,333	360,944	315,529